INSURANCE CONTRACTS (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	$ 1,825	$ 1,934
Changes that relate to current service:
Contractual service margin recognized for services provided	(172)	(193)
Change in risk adjustment recognized for the risk expired	(32)	(34)
Experience adjustments	(4)
Changes that relate to future service:
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(10)	(10)
Insurance finance income/(expenses)	43	33
Foreign currency translation	105	(59)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(70)	(263)
Premiums received	301	242
Claims and other insurance service expenses paid	(22)	(20)
Insurance acquisition cash flows	(34)	(31)
Insurance liabilities at the end	2,000	1,862
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	381	385
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	(4)
Changes that relate to future service:
Contracts initially recognized in the period	(213)	(165)
Changes in estimates that adjust the contractual service margin	1	(1)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(10)	(10)
Insurance finance income/(expenses)	12	8
Foreign currency translation	23	(11)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(191)	(179)
Premiums received	301	242
Claims and other insurance service expenses paid	(22)	(20)
Insurance acquisition cash flows	(34)	(31)
Insurance liabilities at the end	435	397
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	446	479
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(32)	(34)
Experience adjustments	0
Changes that relate to future service:
Contracts initially recognized in the period	60	59
Changes in estimates that adjust the contractual service margin	(21)	(29)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	0
Insurance finance income/(expenses)	13	10
Foreign currency translation	25	(15)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	45	(9)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	491	470
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	998	1,070
Changes that relate to current service:
Contractual service margin recognized for services provided	(172)	(193)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0
Changes that relate to future service:
Contracts initially recognized in the period	153	106
Changes in estimates that adjust the contractual service margin	20	30
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	0
Insurance finance income/(expenses)	18	15
Foreign currency translation	57	(33)
Increase (decrease) through insurance service result, insurance contracts liability (asset)	76	(75)
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	$ 1,074	$ 995